Subsequent Event (Details)		12 Months Ended
	Jun. 17, 2015 $ / shares	May. 31, 2015 property	Jun. 23, 2015 property
Subsequent Event [Line Items]
Sale leaseback transaction, potential number of properties		75
Subsequent Event
Subsequent Event [Line Items]
Dividend declared date	Jun. 17, 2015
Cash dividend declared, per share (dollars per share) | $ / shares	$ 0.55
Dividend payment date	Aug. 03, 2015
Dividend record date	Jul. 10, 2015
Number of properties to be transferred to REIT			430